Valuation Accounts (Detail) - Accounts receivable, allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 31,844	$ 14,053	$ 12,139
Additions Charged to Expense	477	21,166	5,028
Deductions Credited and Write-Offs	(26,546)	(3,375)	(3,114)
Balance at End of Year	$ 5,775	$ 31,844	$ 14,053